Summary of significant accounting policies - Share-based payments (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Number of common share per unit vested	1
Number of units outstanding (in shares)	87,222	59,654	44,142
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Number of common share per unit vested	1
Number of units outstanding (in shares)	103,626	46,591	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)	0	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering period	6 months
Discount on stock price	15.00%